OMB APPROVAL
OMB Number: 3235-0578 Expires: May 31, 2007 Estimated average burden hours per response: 21.09

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08363

Evergreen Select Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Evergreen Equity Index Fund, for the quarter ended April 30, 2009. This series has September 30 fiscal year end.

Date of reporting period: April 30, 2009

Item 1 – Schedule of Investments

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS

April 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS 96.9%
CONSUMER DISCRETIONARY 9.2%
Auto Components 0.2%
Goodyear Tire & Rubber Co. *	12,013	$132,023
Johnson Controls, Inc.	29,576	562,240

		694,263

Automobiles 0.3%
Ford Motor Co. *	142,543	852,407
General Motors Corp. ρ	30,387	58,343
Harley-Davidson, Inc.	11,627	257,654

		1,168,404

Distributors 0.1%
Genuine Parts Co.	7,936	269,507

Diversified Consumer Services 0.1%
Apollo Group, Inc., Class A *	5,320	334,894
H&R Block, Inc.	16,906	255,957

		590,851

Hotels, Restaurants & Leisure 1.5%
Carnival Corp.	21,789	585,688
Darden Restaurants, Inc.	6,818	252,062
International Game Technology	14,703	181,582
Marriott International, Inc., Class A	14,628	344,636
McDonald’s Corp.	55,429	2,953,811
Starbucks Corp. *	36,564	528,715
Starwood Hotels & Resorts Worldwide, Inc.	9,081	189,430
Wyndham Worldwide Corp.	8,835	103,193
Wynn Resorts, Ltd. ρ *	3,329	130,597
Yum! Brands, Inc.	22,892	763,448

		6,033,162

Household Durables 0.4%
Black & Decker Corp.	2,993	120,618
Centex Corp.	6,189	67,708
D.R. Horton, Inc.	13,717	179,007
Fortune Brands, Inc.	7,474	293,803
Harman International Industries, Inc.	2,915	53,024
KB Home	3,746	67,690
Leggett & Platt, Inc.	7,807	112,108
Lennar Corp., Class A	7,032	68,492
Newell Rubbermaid, Inc.	13,797	144,178
Pulte Homes, Inc.	10,683	122,961
Snap-On, Inc.	2,860	97,011
Stanley Works	3,926	149,306
Whirlpool Corp.	3,661	165,331

		1,641,237

Internet & Catalog Retail 0.4%
Amazon.com, Inc. *	15,999	1,288,240
Expedia, Inc. *	10,440	142,088

		1,430,328

Leisure Equipment & Products 0.1%
Eastman Kodak Co.	13,349	40,714
Hasbro, Inc.	6,169	164,466
Mattel, Inc.	17,842	266,916

		472,096

1

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Media 2.6%
CBS Corp., Class B	33,801	$237,959
Comcast Corp., Class A	143,380	2,216,655
DIRECTV Group, Inc. *	26,330	651,141
Gannett Co., Inc.	11,369	44,453
Interpublic Group of Cos. *	23,713	148,443
McGraw-Hill Cos.	15,649	471,817
Meredith Corp.	1,792	44,943
New York Times Co., Class A	5,804	31,226
News Corp., Class A	114,486	945,654
Omnicom Group, Inc.	15,476	487,030
Scripps Networks Interactive, Inc., Class A	4,487	123,123
Time Warner Cable, Inc.	17,535	565,153
Time Warner, Inc.	59,526	1,299,453
Viacom, Inc., Class B *	30,178	580,625
Walt Disney Co.	92,396	2,023,472
Washington Post Co., Class B	299	125,159

		9,996,306

Multiline Retail 0.9%
Big Lots, Inc. *	4,087	112,965
Family Dollar Stores, Inc.	6,964	231,135
J.C. Penney Co., Inc.	11,059	339,401
Kohl’s Corp. *	15,167	687,823
Macy’s, Inc.	20,933	286,363
Nordstrom, Inc.	7,933	179,524
Sears Holdings Corp. * ρ	2,733	170,731
Target Corp.	37,469	1,545,971

		3,553,913

Specialty Retail 2.1%
Abercrombie & Fitch Co., Class A	4,333	117,251
AutoNation, Inc. *	5,370	95,103
AutoZone, Inc. *	1,888	314,144
Bed Bath & Beyond, Inc. *	12,927	393,239
Best Buy Co., Inc.	16,874	647,624
GameStop Corp., Class A *	8,152	245,864
Gap, Inc.	23,208	360,652
Home Depot, Inc.	84,389	2,221,119
Limited Brands, Inc.	13,468	153,805
Lowe’s Cos.	72,952	1,568,468
O’Reilly Automotive, Inc. *	6,717	260,955
Office Depot, Inc. *	13,679	35,429
RadioShack Corp.	6,226	87,662
Sherwin-Williams Co.	4,901	277,593
Staples, Inc.	35,508	732,175
Tiffany & Co.	6,128	177,344
TJX Cos.	20,723	579,622

		8,268,049

Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc. *	15,979	391,486
Nike, Inc., Class B	19,275	1,011,359
Polo Ralph Lauren Corp.	2,812	151,398
VF Corp.	4,386	259,958

		1,814,201

2

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES 11.7%
Beverages 2.4%
Brown-Forman Corp., Class B	4,882	$227,013
Coca-Cola Co.	99,080	4,265,394
Coca-Cola Enterprises, Inc.	15,784	269,275
Constellation Brands, Inc., Class A *	9,692	112,330
Dr. Pepper Snapple Group, Inc. *	12,627	261,505
Molson Coors Brewing Co., Class B	7,459	285,307
Pepsi Bottling Group, Inc.	6,740	210,760
PepsiCo, Inc.	77,462	3,854,509

		9,486,093

Food & Staples Retailing 3.2%
Costco Wholesale Corp.	21,564	1,048,010
CVS Caremark Corp.	72,446	2,302,334
Kroger Co.	32,475	702,110
Safeway, Inc.	21,348	421,623
SUPERVALU, Inc.	10,539	172,313
Sysco Corp.	29,328	684,222
Wal-Mart Stores, Inc.	111,286	5,608,814
Walgreen Co.	49,114	1,543,653
Whole Foods Market, Inc. ρ	6,988	144,861

		12,627,940

Food Products 1.7%
Archer Daniels Midland Co.	31,949	786,584
Campbell Soup Co.	10,195	262,215
ConAgra Foods, Inc.	22,254	393,896
Dean Foods Co. *	7,682	159,017
General Mills, Inc.	16,318	827,160
H.J. Heinz Co.	15,660	539,017
Hershey Co.	8,248	298,083
Hormel Foods Corp.	3,475	108,733
J.M. Smucker Co.	5,895	232,263
Kellogg Co.	12,547	528,354
Kraft Foods, Inc., Class A	73,137	1,711,406
McCormick & Co., Inc.	6,476	190,718
Sara Lee Corp.	34,620	288,039
Tyson Foods, Inc., Class A	15,047	158,595

		6,484,080

Household Products 2.6%
Clorox Co.	6,920	387,866
Colgate-Palmolive Co.	24,952	1,472,168
Kimberly-Clark Corp.	20,597	1,012,137
Procter & Gamble Co.	145,878	7,212,208

		10,084,379

Personal Products 0.2%
Avon Products, Inc.	21,221	482,990
Estee Lauder Cos., Class A	5,776	172,703

		655,693

Tobacco 1.6%
Altria Group, Inc.	102,842	1,679,410
Lorillard, Inc.	8,366	528,145
Philip Morris International, Inc.	99,744	3,610,733
Reynolds American, Inc.	8,414	319,564

		6,137,852

3

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY 12.1%
Energy Equipment & Services 1.7%
Baker Hughes, Inc.	15,374	$547,007
BJ Services Co.	14,536	201,905
Cameron International Corp. *	10,796	276,162
Diamond Offshore Drilling, Inc.	3,459	250,466
ENSCO International, Inc.	7,059	199,629
Halliburton Co.	44,656	902,944
Nabors Industries, Ltd. *	14,082	214,187
National Oilwell Varco, Inc. *	20,774	629,037
Rowan Companies, Inc.	5,625	87,806
Schlumberger, Ltd.	59,529	2,916,326
Smith International, Inc.	10,913	282,101

		6,507,570

Oil, Gas & Consumable Fuels 10.4%
Anadarko Petroleum Corp.	22,890	985,643
Apache Corp.	16,662	1,213,993
Cabot Oil & Gas Corp.	5,149	155,448
Chesapeake Energy Corp.	27,974	551,368
Chevron Corp.	99,774	6,595,061
ConocoPhillips	73,677	3,020,757
Consol Energy, Inc.	8,988	281,145
Denbury Resources, Inc. *	12,364	201,286
Devon Energy Corp.	22,090	1,145,366
El Paso Corp.	34,772	239,927
EOG Resources, Inc.	12,428	788,929
Exxon Mobil Corp.	245,962	16,398,287
Hess Corp.	14,123	773,799
Marathon Oil Corp.	35,216	1,045,915
Massey Energy Co.	4,255	67,697
Murphy Oil Corp.	9,494	452,959
Noble Energy, Inc.	8,607	488,447
Occidental Petroleum Corp.	40,331	2,270,232
Peabody Energy Corp.	13,308	351,198
Pioneer Natural Resources Co.	5,755	133,056
Range Resources Corp.	7,775	310,767
Southwestern Energy Co. *	17,104	613,349
Spectra Energy Corp.	32,021	464,305
Sunoco, Inc.	5,817	154,209
Tesoro Corp.	6,887	105,027
Valero Energy Corp.	25,698	509,848
Williams Cos.	28,829	406,489
XTO Energy, Inc.	28,853	1,000,045

		40,724,552

FINANCIALS 12.0%
Capital Markets 2.6%
Ameriprise Financial, Inc.	10,892	287,004
Bank of New York Mellon Corp.	57,189	1,457,176
Charles Schwab Corp.	46,659	862,258
E*TRADE Financial Corp. *	28,473	40,716
Federated Investors, Inc., Class B	4,429	101,336
Franklin Resources, Inc.	7,536	455,777
Goldman Sachs Group, Inc.	25,008	3,213,528
INVESCO, Ltd.	18,835	277,251
Janus Capital Group, Inc.	7,870	78,936
Legg Mason, Inc.	7,108	142,658

4

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Capital Markets continued
Morgan Stanley	53,482	$1,264,314
Northern Trust Corp.	11,869	645,199
State Street Corp.	21,500	733,795
T. Rowe Price Group, Inc.	12,744	490,899

		10,050,847

Commercial Banks 2.2%
BB&T Corp. ρ	27,838	649,739
Comerica, Inc.	7,526	157,896
Fifth Third Bancorp	28,739	117,830
First Horizon National Corp.	10,503	120,890
Huntington Bancshares, Inc.	18,224	50,845
KeyCorp	24,623	151,431
M&T Bank Corp.	3,869	202,929
Marshall & Ilsley Corp.	13,206	76,331
PNC Financial Services Group, Inc.	21,301	845,650
Regions Financial Corp.	34,574	155,237
SunTrust Banks, Inc.	17,753	256,353
U.S. Bancorp	87,360	1,591,699
Wells Fargo & Co. °	210,929	4,220,689
Zions Bancorp	5,741	62,749

		8,660,268

Consumer Finance 0.7%
American Express Co.	58,288	1,470,024
Capital One Financial Corp.	19,503	326,480
Discover Financial Services	23,964	194,827
MasterCard, Inc., Class A	3,606	661,521
SLM Corp. *	23,264	112,365

		2,765,217

Diversified Financial Services 3.0%
Bank of America Corp.	318,620	2,845,276
CIT Group, Inc.	19,350	42,957
Citigroup, Inc. ρ	272,571	831,341
CME Group, Inc., Class A	3,302	730,898
IntercontinentalExchange, Inc. *	3,616	316,762
JPMorgan Chase & Co.	187,045	6,172,485
Leucadia National Corp. *	9,022	191,537
Moody’s Corp.	9,482	279,909
NASDAQ OMX Group, Inc. *	6,834	131,418
NYSE Euronext	12,891	298,684

		11,841,267

Insurance 2.3%
AFLAC, Inc.	23,270	672,270
Allstate Corp.	26,681	622,468
American International Group, Inc.	133,928	184,821
AON Corp.	13,615	574,553
Assurant, Inc.	5,862	143,267
Chubb Corp.	17,536	683,027
Cincinnati Financial Corp.	8,088	193,708
Genworth Financial, Inc., Class A	21,560	50,882
Hartford Financial Services Group, Inc.	16,188	185,676
Lincoln National Corp.	12,744	143,243
Loews Corp.	17,976	447,423
Marsh & McLennan Cos.	25,633	540,600

5

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
MBIA, Inc. *	8,519	$40,295
MetLife, Inc.	40,719	1,211,390
Principal Financial Group, Inc.	12,919	211,096
Progressive Corp. *	33,683	514,676
Prudential Financial, Inc.	21,104	609,483
Torchmark Corp.	4,206	123,362
Travelers Companies, Inc.	29,111	1,197,627
Unum Group	16,483	269,332
XL Capital, Ltd., Class A	17,033	161,984

		8,781,183

Real Estate Investment Trusts (REITs) 1.0%
Apartment Investment & Management Co., Class A	5,838	42,617
AvalonBay Communities, Inc.	3,969	225,479
Boston Properties, Inc.	6,036	298,299
Equity Residential	13,578	310,801
HCP, Inc.	12,639	277,426
Health Care REIT, Inc.	5,512	187,794
Host Hotels & Resorts, Inc.	29,439	226,386
Kimco Realty Corp.	15,520	186,550
Plum Creek Timber Co., Inc.	8,205	283,237
ProLogis	20,885	190,262
Public Storage, Inc.	6,242	417,340
Simon Property Group, Inc.	12,534	646,754
Ventas, Inc.	7,772	222,590
Vornado Realty Trust	7,675	375,231

		3,890,766

Real Estate Management & Development 0.0%
CB Richard Ellis Group, Inc., Class A *	11,195	83,963

Thrifts & Mortgage Finance 0.2%
Hudson City Bancorp, Inc.	25,999	326,547
People’s United Financial, Inc.	17,333	270,742

		597,289

HEALTH CARE 13.4%
Biotechnology 1.9%
Amgen, Inc. *	51,464	2,494,460
Biogen Idec, Inc. *	14,795	715,190
Celgene Corp. *	22,869	976,964
Cephalon, Inc. *	3,425	224,714
Genzyme Corp. *	13,506	720,275
Gilead Sciences, Inc. *	45,341	2,076,618

		7,208,221

Health Care Equipment & Supplies 2.1%
Baxter International, Inc.	30,553	1,481,820
Becton, Dickinson & Co.	11,931	721,587
Boston Scientific Corp. *	74,772	628,833
C.R. Bard, Inc.	4,949	354,497
Covidien, Ltd.	25,080	827,138
Dentsply International, Inc.	7,396	211,674
Hospira, Inc. *	7,945	261,152
Intuitive Surgical, Inc. *	1,950	280,273
Medtronic, Inc.	55,658	1,781,056
St. Jude Medical, Inc. *	17,229	577,516

6

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies continued
Stryker Corp.	11,842	$458,404
Varian Medical Systems, Inc. *	6,191	206,594
Zimmer Holdings, Inc. *	11,091	487,893

		8,278,437

Health Care Providers & Services 2.0%
Aetna, Inc.	22,572	496,810
AmerisourceBergen Corp.	7,579	254,958
Cardinal Health, Inc.	17,938	606,125
CIGNA Corp.	13,491	265,908
Coventry Health Care, Inc. *	7,381	117,432
DaVita, Inc. *	5,171	239,779
Express Scripts, Inc. *	12,328	788,622
Humana, Inc. *	8,405	241,896
Laboratory Corp. of America Holdings *	5,390	345,769
McKesson Corp.	13,630	504,310
Medco Health Solutions, Inc. *	24,440	1,064,362
Patterson Companies, Inc. *	4,553	93,154
Quest Diagnostics, Inc.	7,683	394,368
Tenet Healthcare Corp. *	20,673	46,514
UnitedHealth Group, Inc.	60,506	1,423,101
WellPoint, Inc. *	24,807	1,060,747

		7,943,855

Health Care Technology 0.0%
IMS Health, Inc.	9,039	113,529

Life Sciences Tools & Services 0.4%
Life Technologies Corp. *	8,651	322,682
Millipore Corp. *	2,757	162,939
PerkinElmer, Inc.	5,782	84,244
Thermo Fisher Scientific, Inc. *	20,814	730,155
Waters Corp. *	4,830	213,341

		1,513,361

Pharmaceuticals 7.0%
Abbott Laboratories	76,919	3,219,060
Allergan, Inc.	15,306	714,178
Bristol-Myers Squibb Co.	98,527	1,891,718
Eli Lilly & Co.	50,328	1,656,798
Forest Laboratories, Inc. *	15,012	325,610
Johnson & Johnson	137,664	7,208,087
King Pharmaceuticals, Inc. *	12,269	96,680
Merck & Co., Inc.	104,908	2,542,970
Mylan Laboratories, Inc. *	15,166	200,949
Pfizer, Inc.	335,736	4,485,433
Schering-Plough Corp.	80,952	1,863,515
Watson Pharmaceuticals, Inc. *	5,208	161,136
Wyeth	66,269	2,809,806

		27,175,940

INDUSTRIALS 10.1%
Aerospace & Defense 2.7%
Boeing Co.	36,142	1,447,487
General Dynamics Corp.	19,216	992,891
Goodrich Corp.	6,160	272,765
Honeywell International, Inc.	36,593	1,142,068
L-3 Communications Holdings, Inc.	5,902	449,437

7

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Aerospace & Defense continued
Lockheed Martin Corp.	16,526	$1,297,787
Northrop Grumman Corp.	16,285	787,380
Precision Castparts Corp.	6,965	521,400
Raytheon Co.	19,915	900,755
Rockwell Collins Corp.	7,870	301,814
United Technologies Corp.	46,901	2,290,645

		10,404,429

Air Freight & Logistics 1.1%
C.H. Robinson Worldwide, Inc.	8,472	450,372
Expeditors International of Washington, Inc.	10,558	366,468
FedEx Corp.	15,494	867,044
United Parcel Service, Inc., Class B	49,547	2,593,290

		4,277,174

Airlines 0.1%
Southwest Airlines Co.	36,840	257,143

Building Products 0.0%
Masco Corp.	17,894	158,541

Commercial Services & Supplies 0.5%
Avery Dennison Corp.	5,611	161,260
Cintas Corp.	6,540	167,816
Iron Mountain, Inc. *	8,940	254,701
Pitney Bowes, Inc.	10,269	252,001
R.R. Donnelley & Sons Co.	10,214	118,993
Republic Services, Inc.	16,025	336,525
Stericycle, Inc. *	4,245	199,855
Waste Management, Inc.	24,462	652,402

		2,143,553

Construction & Engineering 0.1%
Fluor Corp.	9,035	342,155
Jacobs Engineering Group, Inc. *	6,126	233,033

		575,188

Electrical Equipment 0.5%
Cooper Industries, Inc.	8,318	272,747
Emerson Electric Co.	37,581	1,279,257
Rockwell Automation, Inc.	7,057	222,931

		1,774,935

Industrial Conglomerates 2.3%
3M Co.	34,532	1,989,043
General Electric Co.	525,630	6,649,219
Textron, Inc.	13,123	140,810

		8,779,072

Machinery 1.6%
Caterpillar, Inc.	29,940	1,065,265
Cummins, Inc.	10,022	340,748
Danaher Corp.	12,690	741,604
Deere & Co.	21,038	868,028
Dover Corp.	9,259	284,992
Eaton Corp.	8,223	360,167
Flowserve Corp.	2,783	188,966
Illinois Tool Works, Inc.	19,131	627,497
Ingersoll-Rand Co., Ltd., Class A	15,871	345,512
ITT Corp.	9,049	371,099

8

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery continued
Manitowoc Co.	6,488	$38,604
Paccar, Inc.	18,056	639,905
Pall Corp.	5,877	155,211
Parker Hannifin Corp.	7,997	362,664

		6,390,262

Professional Services 0.2%
Dun & Bradstreet Corp.	2,657	216,280
Equifax, Inc.	6,295	183,562
Monster Worldwide, Inc. *	6,369	87,892
Robert Half International, Inc.	7,534	180,967

		668,701

Road & Rail 0.9%
Burlington Northern Santa Fe Corp.	13,852	934,733
CSX Corp.	19,872	588,013
Norfolk Southern Corp.	18,240	650,803
Ryder System, Inc.	2,769	76,674
Union Pacific Corp.	25,046	1,230,760

		3,480,983

Trading Companies & Distributors 0.1%
Fastenal Co. ρ	6,432	246,731
W.W. Grainger, Inc.	3,167	265,648

		512,379

INFORMATION TECHNOLOGY 17.7%
Communications Equipment 3.0%
Ciena Corp. *	4,513	53,930
Cisco Systems, Inc. *	290,529	5,613,020
Corning, Inc.	77,399	1,131,573
Harris Corp.	6,651	203,388
JDS Uniphase Corp. *	10,708	49,364
Juniper Networks, Inc. *	25,989	562,662
Motorola, Inc.	113,313	626,621
QUALCOMM, Inc.	82,099	3,474,430
Tellabs, Inc. *	19,694	103,196

		11,818,184

Computers & Peripherals 5.2%
Apple, Inc. *	44,326	5,577,540
Dell, Inc. *	86,135	1,000,889
EMC Corp. *	100,138	1,254,729
Hewlett-Packard Co.	119,288	4,291,982
International Business Machines Corp.	66,780	6,892,364
Lexmark International, Inc., Class A *	3,871	75,949
NetApp, Inc. *	16,462	301,255
QLogic Corp. *	6,034	85,562
SanDisk Corp. *	11,256	176,944
Sun Microsystems, Inc. *	37,067	339,534
Teradata Corp. *	8,614	144,026

		20,140,774

Electronic Equipment, Instruments & Components 0.4%
Agilent Technologies, Inc. *	17,519	319,897
Amphenol Corp., Class A	8,521	288,350
Flir Systems, Inc. *	7,506	166,483
Jabil Circuit, Inc.	10,644	86,216

9

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Electronic Equipment, Instruments & Components continued
Molex, Inc.	6,898	$114,990
Tyco Electronics, Ltd.	22,797	397,580

		1,373,516

Internet Software & Services 1.8%
Akamai Technologies, Inc. *	8,486	186,862
eBay, Inc. *	53,641	883,467
Google, Inc., Class A *	11,927	4,722,734
VeriSign, Inc. *	9,573	197,013
Yahoo!, Inc. *	69,394	991,640

		6,981,716

IT Services 0.9%
Affiliated Computer Services, Inc., Class A *	4,856	234,933
Automatic Data Processing, Inc.	25,130	884,576
Cognizant Technology Solutions Corp., Class A *	14,522	360,000
Computer Sciences Corp. *	7,541	278,715
Convergys Corp. *	6,082	61,489
Fidelity National Information Services, Inc.	9,503	169,629
Fiserv, Inc. *	7,765	289,790
Paychex, Inc.	15,984	431,728
Total System Services, Inc.	9,819	122,443
Western Union Co.	35,339	591,928

		3,425,231

Office Electronics 0.1%
Xerox Corp.	43,043	262,993

Semiconductors & Semiconductor Equipment 2.4%
Advanced Micro Devices, Inc. ρ	27,866	100,596
Altera Corp.	14,598	238,093
Analog Devices, Inc.	14,496	308,475
Applied Materials, Inc.	66,166	807,887
Broadcom Corp., Class A *	21,175	491,048
Intel Corp.	276,840	4,368,535
KLA-Tencor Corp.	8,454	234,514
Linear Technology Corp.	11,043	240,517
LSI Corp. *	32,260	123,879
MEMC Electronic Materials, Inc. *	11,123	180,193
Microchip Technology, Inc.	9,065	208,495
Micron Technology, Inc. *	41,015	200,153
National Semiconductor Corp.	9,704	120,039
Novellus Systems, Inc. *	4,832	87,266
NVIDIA Corp. *	26,732	306,883
Teradyne, Inc. *	8,596	51,060
Texas Instruments, Inc.	63,539	1,147,514
Xilinx, Inc.	13,643	278,863

		9,494,010

Software 3.9%
Adobe Systems, Inc. *	26,083	713,370
Autodesk, Inc. *	11,263	224,584
BMC Software, Inc. *	9,190	318,617
CA, Inc.	19,628	338,583
Citrix Systems, Inc. *	8,965	255,772
Compuware Corp. *	12,275	91,817
Electronic Arts, Inc. *	16,018	325,966
Intuit, Inc. *	15,988	369,803

10

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software continued
McAfee, Inc. *	7,670	$287,932
Microsoft Corp.	380,563	7,710,206
Novell, Inc. *	17,141	64,450
Oracle Corp.	190,886	3,691,735
Salesforce.com, Inc. *	5,261	225,224
Symantec Corp. *	40,863	704,887

		15,322,946

MATERIALS 3.3%
Chemicals 1.9%
Air Products & Chemicals, Inc.	10,435	687,667
CF Industries Holdings, Inc.	2,409	173,568
Dow Chemical Co.	46,008	736,128
E.I. DuPont de Nemours & Co.	44,922	1,253,324
Eastman Chemical Co.	3,611	143,284
Ecolab, Inc.	8,347	321,777
International Flavors & Fragrances, Inc.	3,917	122,210
Monsanto Co.	27,273	2,315,205
PPG Industries, Inc.	8,174	360,065
Praxair, Inc.	15,285	1,140,414
Sigma-Aldrich Corp.	6,079	266,503

		7,520,145

Construction Materials 0.1%
Vulcan Materials Co.	5,493	261,192

Containers & Packaging 0.2%
Ball Corp.	4,668	176,077
Bemis Co., Inc.	4,971	119,503
Owens-Illinois, Inc. *	8,320	202,925
Pactiv Corp. *	6,547	143,117
Sealed Air Corp.	7,858	149,774

		791,396

Metals & Mining 0.9%
AK Steel Holding Corp.	5,520	71,815
Alcoa, Inc.	47,301	429,020
Allegheny Technologies, Inc.	4,851	158,773
Freeport-McMoRan Copper & Gold, Inc.	20,490	873,899
Newmont Mining Corp.	24,349	979,804
Nucor Corp.	15,630	635,985
Titanium Metals Corp.	4,236	28,762
United States Steel Corp.	6,958	184,735

		3,362,793

Paper & Forest Products 0.2%
International Paper Co.	21,291	269,544
MeadWestvaco Corp.	8,502	133,141
Weyerhaeuser Co.	10,514	370,724

		773,409

TELECOMMUNICATION SERVICES 3.6%
Diversified Telecommunication Services 3.3%
AT&T, Inc.	293,331	7,515,140
CenturyTel, Inc.	4,993	135,560
Embarq Corp.	7,097	259,466
Frontier Communications Corp.	15,495	110,169
Qwest Communications International, Inc. ρ	73,146	284,538

11

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Diversified Telecommunication Services continued
Verizon Communications, Inc.	141,385	$4,289,621
Windstream Corp.	21,955	182,227

		12,776,721

Wireless Telecommunication Services 0.3%
American Tower Corp., Class A *	19,765	627,736
Sprint Nextel Corp. *	142,599	621,732

		1,249,468

UTILITIES 3.8%
Electric Utilities 2.3%
Allegheny Energy, Inc.	8,432	218,557
American Electric Power Co., Inc.	23,198	611,963
Consolidated Edison, Inc.	13,630	506,082
Duke Energy Corp.	63,767	880,622
Edison International	16,217	462,347
Entergy Corp.	9,430	610,781
Exelon Corp.	32,763	1,511,357
FirstEnergy Corp.	15,173	620,576
FPL Group, Inc.	20,355	1,094,896
Northeast Utilities	8,571	180,162
Pepco Holdings, Inc.	10,906	130,327
Pinnacle West Capital Corp.	5,027	137,639
PPL Corp.	18,681	558,749
Progress Energy, Inc.	13,717	468,024
Southern Co.	38,705	1,117,800

		9,109,882

Gas Utilities 0.1%
EQT Corp.	6,513	219,032
Nicor, Inc.	2,250	72,315
Questar Corp.	8,641	256,811

		548,158

Independent Power Producers & Energy Traders 0.1%
AES Corp. *	33,160	234,441
Constellation Energy Group, Inc.	9,911	238,657
Dynegy, Inc., Class A *	25,195	44,847

		517,945

Multi-Utilities 1.3%
Ameren Corp.	10,578	243,506
CenterPoint Energy, Inc.	17,292	183,987
CMS Energy Corp.	11,280	135,586
Dominion Resources, Inc.	29,042	875,907
DTE Energy Co.	8,126	240,286
Integrys Energy Group, Inc.	3,804	100,464
NiSource, Inc.	13,653	150,046
PG&E Corp.	18,205	675,770
Public Service Enterprise Group, Inc.	25,185	751,520
SCANA Corp.	6,032	182,287
Sempra Energy	12,116	557,578
TECO Energy, Inc.	10,598	112,233
Wisconsin Energy Corp.	5,819	232,527
Xcel Energy, Inc.	22,608	416,891

		4,858,588

Total Common Stocks (cost $252,944,112)		377,556,046

12

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)
	Principal Amount	Value

SHORT-TERM INVESTMENTS 3.7%
U.S. TREASURY OBLIGATIONS 0.4%
U.S. Treasury Bills:
0.18%, 05/07/2009-05/28/2009 ß ƒ	$1,000,000	$999,988
0.29%, 07/30/2009 ß ƒ	500,000	499,844

		1,499,832

	Shares	Value

MUTUAL FUND SHARES 3.3%
BGI Prime Money Market Fund, Premium Shares, 0.33% q ρρ	17,607	17,607
BlackRock Liquidity TempFund, Institutional Class, 0.64% q ρρ	177,500	177,500
Evergreen Institutional Money Market Fund, Class I, 0.57% q ø ρρ	12,768,086	12,768,086
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.21% q ρρ	58	58

		12,963,251

Total Short-Term Investments (cost $14,462,839)		14,463,083

Total Investments (cost $267,406,951) 100.6%		392,019,129
Other Assets and Liabilities (0.6%)		(2,311,680)

Net Assets 100.0%		$389,707,449

*	Non-income producing security
ρ	All or a portion of this security is on loan.
°

Investment in non-controlled affiliate. At April 30, 2009, the fund invested in securities issued by Wells Fargo & Co. and/or Wachovia Corp. with a cost basis of $3,866,341 and earned $147,398 of income from the period from August 1, 2008 to April 30, 2009.

ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
ß	Rate shown represents the yield to maturity at date of purchase.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

At April 30, 2009, the Fund had long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at April 30, 2009	Unrealized Gain (Loss)

June 2009	56 S&P 500 Index	$10,473,518	$12,180,000	$1,706,482
June 2009	1 S&P 500 E-Mini Index	41,191	43,500	2,309

On April 30, 2009, the aggregate cost of securities for federal income tax purposes was $270,530,069. The gross unrealized appreciation and depreciation on securities based on tax cost was $183,954,649 and $62,465,589, respectively, with a net unrealized appreciation of $121,489,060.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Futures contracts

The Fund is subject to interest rate risk, equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives through its investments in futures contracts. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

13

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

On August 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	$392,019,129	$1,708,791
Level 2 – Other Significant Observable Inputs	0	0
Level 3 – Significant Unobservable Inputs	0	0

Total	$392,019,129	$1,708,791

*	Other financial instruments include futures transactions.

14

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Equity Trust

By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: June 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: June 26, 2009

By:	/s/ Jeremy DePalma
Jeremy DePalma Principal Financial Officer

Date: June 26, 2009